Equity Method Investments (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
7. Sale of Equity Method Investments
On June 24, 2021, the Company disposed of its 4,791,566 Class A common unit interest in Dimension Energy LLC, (“Dimension”) representing approximately 23% of the total outstanding common shares, for approximately $22.0 million, net of a success-based fee of $1.9 million. The Company recognized a gain of $20.8 million due to its disposal of approximately 23% non-controlling interest in Dimension during the nine months ended September 30, 2021. The Company has recognized a net loss from the unconsolidated subsidiary of $0.4 million that is included in the nine months ended September 30, 2021 and recognized net loss of $0.2 million and $0.3 million for the three months and nine months ended September 30, 2020, respectively.
The sales agreement with Dimension includes an earnout provision which provides the potential to receive an additional contingent consideration of up to approximately $14.0 million through December 2024, based on Dimension achieving certain performance milestones. This potential earnout is calculated each quarter starting January 1, 2022. The potential payment is calculated as $200 per the number of kilowatts constituting each Notice To Proceed (NTP) megawatt (MW) achieved during such quarterly earnout period, provided that no earnout amount is payable in respect to the first 100 NTP MW achieved in any earnout year.
The sales agreement also includes a projects escrow release which is an additional contingent consideration to receive $7 million based on Dimension’s completion of certain construction projects currently in progress. The Company has made an accounting policy election to account for the contingent gains from the earnout provision and projects escrow release only when those amounts become realizable in the periods subsequent to the disposal date. On June 29, 2021, the Company made a success-based fee payment in the amount of $1.9 million to two Executive Members of Dimension for entering into voting and support letter agreements and for recommending to all Executive Members of Dimension to support the purchase agreement and the consummation of the transaction on June 24, 2021.
During the three months ended September 30, 2021, the Company received a $0.2 million escrow release payment and recognized the income in accordance with our policy election.

6. Equity Method Investments
Equity method investments are as follows (in thousands, except percentages):
	As of December 31,
	2019	2020
Dimension Energy LLC
Carrying value	$2,582	$1,857
Ownership percentage	23.7%	23.6%
As of December 31, 2019 and 2020, the Company owned 4,791,566 of Class A common interests of Dimension Energy, representing approximately 24% of the total outstanding Class A common shares of Dimension Energy LLC for both years. However, the Company concluded that it is not the primary beneficiary of Dimension as it does not have deemed control of the entity. As a result, it does not consolidate the investee into its consolidated financial statements. The Company accounts for its investment in Dimension Energy using the equity method of accounting. The difference between fair value and book value of the investee’s assets was entirely attributable to equity method goodwill. For the year ended December 31, 2019, the Company recorded $0.7 million as its share of Dimension’s net loss. For the year ended December 31, 2020, the Company recorded $1.4 million as its share of Dimension’s net income. During fiscal year 2020, the Company received a cash distribution of $2.1 million from Dimension Energy LLC, which was accounted for as a return of investment and reflected as a reduction of the carrying balance of the Company’s equity method investment in the Consolidated Balance Sheet as of December 31, 2020.
Summarized financial information for the Company’s equity method investment is as follows:
Balance sheet (in thousands)
	As of December 31,
	2019	2020
Current assets	$4,466	$10,162
Non-current assets	13,123	9,045
Current liabilities	3,219	12,350
Non-current liabilities	14,344	9,723
Members’ equity (deficit)	25	(2,866)
Statement of operations (in thousands)
	Years Ended December 31
	2019	2020
Revenue	$—	$22,570
Gross profit	—	17,360
Income (loss) from operations	(3,413)	9,185
Net income (loss)	(2,987)	5,933
Share of earnings from equity method investment	(709)	1,399